Federated Hermes Managed Volatility Fund II
Portfolio of Investments
September 30, 2021 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—40.3%
		Communication Services—3.3%
1,241		Activision Blizzard, Inc.	$96,041
302	[1]	Alphabet, Inc., Class A	807,403
199	[1]	Alphabet, Inc., Class C	530,397
3,909	[1]	Altice USA, Inc.	80,994
21,488		AT&T, Inc.	580,391
70,740	[1]	BBTV Holdings, Inc.	335,102
10,985		Comcast Corp., Class A	614,391
15,037	[1]	DoubleDown Interactive Co., Ltd., ADR	264,802
1,588		Electronic Arts, Inc.	225,893
12,241		Interpublic Group of Cos., Inc.	448,877
20,439		Lumen Technologies, Inc.	253,239
28,472		Sirius XM Radio, Inc.	173,679
1,932	[1]	Twitter, Inc.	116,674
20,326		Verizon Communications, Inc.	1,097,807
7,892		Walt Disney Co.	1,335,090
		TOTAL	6,960,780
		Consumer Discretionary—2.5%
56,250	[1]	aka Brands Holding Corp.	481,500
442	[1]	Aptiv PLC	65,845
74	[1]	AutoZone, Inc.	125,651
717		Bath & Body Works, Inc.	45,193
221	[1]	Bright Horizons Family Solutions, Inc.	30,812
35,625	[1]	Brilliant Earth Group, Inc.	477,375
1,612		Brunswick Corp.	153,575
257		Columbia Sportswear Co.	24,631
1,099		Darden Restaurants, Inc.	166,466
60	[1]	Deckers Outdoor Corp.	21,612
322		Domino’s Pizza, Inc.	153,581
378	[1]	DoorDash, Inc.	77,860
39,315	[1]	Ford Motor Co.	556,700
1,612	[1]	General Motors Co.	84,969
1,483		Genuine Parts Co.	179,784
2,462		Hasbro, Inc.	219,660
3,410		Kohl’s Corp.	160,577
2,218	[1]	LKQ Corp.	111,610
2,556		McDonald’s Corp.	616,277
486	[1]	Mohawk Industries, Inc.	86,216
284	[1]	O’Reilly Automotive, Inc.	173,541
1,865	[1]	QuantumScape Corp.	45,767
5,303		Tapestry, Inc.	196,317
1,631		Target Corp.	373,124
1,619		Toll Brothers, Inc.	89,514
1,836		Travel + Leisure Co.	100,117
12,000	[1]	Vasta Platform Ltd.	54,720

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
3,094		Yum! Brands, Inc.	$378,427
		TOTAL	5,251,421
		Consumer Staples—2.9%
394		Casey’s General Stores, Inc.	74,249
293		Clorox Co.	48,524
698		Costco Wholesale Corp.	313,646
913	[1]	Darling Ingredients, Inc.	65,645
1,955		Hershey Foods Corp.	330,884
2,643		Kraft Heinz Co./The	97,315
9,578		Mondelez International, Inc.	557,248
15,000	[1]	Olaplex Holdings, Inc.	367,500
3,432		PepsiCo, Inc.	516,207
5,215		Philip Morris International, Inc.	494,330
11,873		Procter & Gamble Co.	1,659,845
9,597		The Coca-Cola Co.	503,554
1,770		Tyson Foods, Inc., Class A	139,724
235		Walgreens Boots Alliance, Inc.	11,057
5,792		WalMart, Inc.	807,289
		TOTAL	5,987,017
		Energy—1.9%
7,920		Antero Midstream Corp.	82,526
4,840		APA Corp.	103,721
4,250		Chevron Corp.	431,163
5,277		Cimarex Energy Co.	460,154
3,174		Diamondback Energy, Inc.	300,483
1,881		DT Midstream, Inc.	86,978
14,787		Exxon Mobil Corp.	869,771
1,104		Hess Corp.	86,233
19,099		Kinder Morgan, Inc.	319,526
21,664		Marathon Oil Corp.	296,147
1,697	[1]	NOV, Inc.	22,248
8,906		Occidental Petroleum Corp.	263,440
3,869		ONEOK, Inc.	224,363
3,439		Schlumberger Ltd.	101,932
6,356		Targa Resources, Inc.	312,779
		TOTAL	3,961,464
		Financials—8.0%
1,433		Affiliated Managers Group	216,512
24,892		AGNC Investment Corp.	392,547
2,367		Allstate Corp.	301,343
1,137		American Financial Group, Inc.	143,069
932		Ameriprise Financial, Inc.	246,160
8,609		Annaly Capital Management, Inc.	72,488
21,569		Bank of America Corp.	915,604
6,584	[1]	Berkshire Hathaway, Inc., Class B	1,797,037
412		BlackRock, Inc.	345,528
8,914	[1]	Brighthouse Financial, Inc.	403,180
255		Charles Schwab Corp.	18,574
3,904		Chubb Ltd.	677,266

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
13,699		Citigroup, Inc.	$961,396
1,410		CME Group, Inc.	272,666
11,321		Equitable Holdings, Inc.	335,554
217		FactSet Research Systems	85,667
1,632		Goldman Sachs Group, Inc.	616,945
759		Intercontinental Exchange, Inc.	87,148
3,191		Janus Henderson Group PLC	131,884
11,663		Jefferies Financial Group, Inc.	433,047
14,150		JPMorgan Chase & Co.	2,316,214
10,046		KeyCorp	217,195
2,336		Lincoln National Corp.	160,600
2,697		Loews Corp.	145,449
7,792		MetLife, Inc.	481,000
4,547		MGIC Investment Corp.	68,023
1,409		Morgan Stanley	137,110
78		Morningstar, Inc.	20,204
1,700		Northern Trust Corp.	183,277
3,505		OneMain Holdings, Inc.	193,932
5,310		Popular, Inc.	412,428
1,429		Progressive Corp., OH	129,167
3,447		Prudential Financial, Inc.	362,624
23,557		Regions Financial Corp.	502,000
274		Santander Consumer USA Holdings, Inc.	11,426
23,283		SLM Corp.	409,781
4,970		State Street Corp.	421,058
206	[1]	SVB Financial Group	133,257
1,773		The Travelers Cos., Inc.	269,514
11,988		Truist Financial Corp.	703,096
3,069		U.S. Bancorp	182,421
1,503		Virtu Financial, Inc.	36,718
4,057		VOYA Financial, Inc.	249,059
8,114		Wells Fargo & Co.	376,571
448		Zions Bancorporation, N.A.	27,727
		TOTAL	16,603,466
		Health Care—7.8%
5,156		Abbott Laboratories	609,078
1,258		Agilent Technologies, Inc.	198,173
1,817		AmerisourceBergen Corp.	217,041
1,977		Anthem, Inc.	737,026
1,741		Becton Dickinson & Co.	427,973
604	[1]	Biogen, Inc.	170,926
916	[1]	Boston Scientific Corp.	39,745
15,142		Bristol-Myers Squibb Co.	895,952
1,596	[1]	Centene Corp.	99,447
1,647		Cerner Corp.	116,146
1,353	[1]	Certara, Inc.	44,784
8,242	[1]	Change Healthcare, Inc.	172,588
33,333	[1]	Convey Holding Parent, Inc.	279,997
2,669		CVS Health Corp.	226,491

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
2,321		Danaher Corp.	$706,605
321		Dentsply Sirona, Inc.	18,634
80,000	[1]	Dialogue Health Technologies, Inc.	452,234
10,294		Gilead Sciences, Inc.	719,036
389		Hill-Rom Holdings, Inc.	58,350
6,027	[1]	Hologic, Inc.	444,853
4,253	[1]	Ionis Pharmaceuticals, Inc.	142,646
820	[1]	IQVIA Holdings, Inc.	196,423
11,030		Johnson & Johnson	1,781,345
1,425	[1]	Laboratory Corp. of America Holdings	401,052
2,437		McKesson Corp.	485,889
2,241		Medtronic PLC	280,909
9,514		Merck & Co., Inc.	714,597
700	[1]	Mirati Therapeutics, Inc.	123,837
1,572	[1]	Molina Healthcare, Inc.	426,499
13,523		Pfizer, Inc.	581,624
1,239		Quest Diagnostics, Inc.	180,039
501	[1]	Quidel Corp.	70,716
89,447	[1,2]	Recursion Pharmaceuticals, Inc.	1,947,541
158		ResMed, Inc.	41,641
6,758	[1]	SAGE Therapeutics, Inc.	299,447
9		STERIS PLC	1,839
29	[1]	Tandem Diabetes Care, Inc.	3,462
883		Thermo Fisher Scientific, Inc.	504,484
2,495		UnitedHealth Group, Inc.	974,896
1,703	[1]	Vertex Pharmaceuticals, Inc.	308,907
103	[1]	Waters Corp.	36,802
		TOTAL	16,139,674
		Industrials—4.3%
2,890		3M Co.	506,964
3,006	[1]	AECOM	189,829
651	[1]	Alaska Air Group, Inc.	38,149
147	[1]	AMERCO	94,966
530	[1]	Boeing Co.	116,568
1,860		Caterpillar, Inc.	357,064
712	[1]	Clean Harbors, Inc.	73,955
3,482		CSX Corp.	103,555
124		Curtiss Wright Corp.	15,646
2,975	[1]	Dun & Bradstreet Holdings, Inc.	50,010
1,383		Eaton Corp. PLC	206,496
471		Emerson Electric Co.	44,368
225		Equifax, Inc.	57,019
1,292		FedEx Corp.	283,323
210		General Dynamics Corp.	41,166
859		General Electric Co.	88,503
498		HEICO Corp., Class A	58,978
3,852		Honeywell International, Inc.	817,703
1,765	[1]	Ingersoll-Rand, Inc.	88,974
3,077		ITT Corp.	264,130

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,391		Jacobs Engineering Group, Inc.	$184,349
7,149		Johnson Controls International PLC	486,704
2,515		L3Harris Technologies, Inc.	553,904
1,281		Manpower, Inc.	138,707
1,767	[1]	Mastec, Inc.	152,457
2,455		Norfolk Southern Corp.	587,359
503		Northrop Grumman Corp.	181,155
3,419		OshKosh Truck Corp.	350,003
322		Otis Worldwide Corp.	26,494
1,518		Parker-Hannifin Corp.	424,463
2,772		Pentair PLC	201,330
78		Quanta Services, Inc.	8,878
1,412		Raytheon Technologies Corp.	121,375
3,498		Ryder System, Inc.	289,320
710	[1]	Stericycle, Inc.	48,259
1,126		Textron, Inc.	78,606
3,506		Toro Co.	341,519
2,556		Trane Technologies PLC	441,293
629	[1]	United Rentals, Inc.	220,735
2,991		Waste Management, Inc.	446,736
772		Xylem, Inc.	95,481
		TOTAL	8,876,493
		Information Technology—4.6%
1,653		Accenture PLC	528,828
4,795	[1]	Cirrus Logic, Inc.	394,868
11,554		Cisco Systems, Inc.	628,884
561		Citrix Systems, Inc.	60,235
4,827		Cognizant Technology Solutions Corp.	358,212
4,427	[1]	Dell Technologies, Inc.	460,585
2,797		Fidelity National Information Services, Inc.	340,339
3,353	[1]	Fiserv, Inc.	363,801
23,899		Hewlett Packard Enterprise Co.	340,561
13,572		HP, Inc.	371,330
48,340	[1]	IBEX LTD	821,780
3,916		IBM Corp.	544,050
22,786		Intel Corp.	1,214,038
100,000	[1]	LifeSpeak, Inc.	603,979
1,558	[1]	Lumentum Holdings, Inc.	130,155
592	[1]	Manhattan Associates, Inc.	90,594
5,685		McAfee Corp.	125,695
2,259		Micron Technology, Inc.	160,344
6,244		NortonLifeLock, Inc.	157,973
1,685		NXP Semiconductors NV	330,041
3,164	[1]	ON Semiconductor Corp.	144,816
4,163		Oracle Corp.	362,722
4,144	[1]	Pure Storage, Inc.	104,263
2,279	[1]	Salesforce.com, Inc.	618,110
514	[1]	Snowflake, Inc.	155,449
221	[1]	Western Digital Corp.	12,473

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
14,728	[1]	Zeta Global Holdings Corp.	$86,306
		TOTAL	9,510,431
		Materials—1.4%
144		Air Products & Chemicals, Inc.	36,880
870		Ardagh Group SA	22,176
1,984		Avery Dennison Corp.	411,105
6,665	[1]	Axalta Coating Systems Ltd.	194,551
1,554		CF Industries Holdings, Inc.	86,744
655		Corteva, Inc.	27,562
5,772		DuPont de Nemours, Inc.	392,438
1,199		Eagle Materials, Inc.	157,261
11,399		Freeport-McMoRan, Inc.	370,810
5,305		Louisiana-Pacific Corp.	325,568
3,456		Newmont Corp.	187,661
3,311		Olin Corp.	159,756
8,841		WestRock Co.	440,547
		TOTAL	2,813,059
		Real Estate—1.8%
5,352	[1]	CBRE Group, Inc.	521,071
1,679		Duke Realty Corp.	80,374
1,991		Extra Space Storage, Inc.	334,468
1,419		First Industrial Realty Trust	73,902
188		Iron Mountain, Inc.	8,169
1,493		Jones Lang LaSalle, Inc.	370,398
3,384		Kilroy Realty Corp.	224,055
5,637		ProLogis, Inc.	707,049
1,376		Public Storage	408,810
169		SBA Communications Corp.	55,866
8,389		UDR, Inc.	444,449
331		Welltower, Inc.	27,274
13,871		Weyerhaeuser Co.	493,391
		TOTAL	3,749,276
		Utilities—1.8%
18,709		AES Corp.	427,126
4,153		CMS Energy Corp.	248,059
4,157		DTE Energy Co.	464,379
6,912		Duke Energy Corp.	674,542
178		FirstEnergy Corp.	6,340
12,500		MDU Resources Group, Inc.	370,875
12,389		NextEra Energy, Inc.	972,784
1,495		PPL Corp.	41,681
3,784		Public Service Enterprises Group, Inc.	230,446
6,031		Southern Co.	373,741
308		UGI Corp.	13,127
		TOTAL	3,823,100
		TOTAL COMMON STOCKS (IDENTIFIED COST $66,061,878)	83,676,181

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—18.5%
	Basic Industry - Chemicals—0.1%
$ 75,000	Albemarle Corp., 4.150%, 12/1/2024	$81,900
75,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	95,871
100,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	114,358
	TOTAL	292,129
	Basic Industry - Metals & Mining—0.3%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	200,898
56,000	Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	57,991
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	74,688
40,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.875%, 4/27/2051	41,911
225,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	236,308
50,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	56,204
25,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	27,921
	TOTAL	695,921
	Capital Goods - Aerospace & Defense—0.7%
250,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	268,817
100,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	103,560
185,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	188,753
75,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	80,341
40,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	41,144
75,000	Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	79,254
75,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	83,504
60,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	64,811
40,000	Leidos, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2025	43,230
150,000	Leidos, Inc., Sr. Unsecd. Note, 144A, 4.375%, 5/15/2030	169,629
200,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	219,710
	TOTAL	1,342,753
	Capital Goods - Building Materials—0.3%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	21,659
35,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	37,116
165,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	177,778
40,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	41,409
125,000	Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	133,037
100,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	120,313
	TOTAL	531,312
	Capital Goods - Construction Machinery—0.3%
200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	196,759
270,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	301,513
150,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	166,958
	TOTAL	665,230
	Capital Goods - Diversified Manufacturing—0.4%
35,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	35,587
35,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	35,493
250,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	261,393
165,000	Valmont Industries, Inc., 5.250%, 10/1/2054	206,543
55,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	67,898
40,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	42,467
70,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	70,146
	TOTAL	719,527

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—0.1%
$ 200,000	Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	$214,986
	Communications - Cable & Satellite—0.4%
100,000	CCO Safari II LLC, 6.484%, 10/23/2045	136,179
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	50,154
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	47,793
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	84,822
225,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	245,690
75,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	82,641
100,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	110,980
100,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	122,750
	TOTAL	881,009
	Communications - Media & Entertainment—0.6%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	103,386
200,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	217,440
60,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	80,944
200,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	239,901
70,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	70,346
165,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	173,493
85,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	86,127
35,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	38,314
75,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2029	85,534
125,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	149,434
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	44,614
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	52,076
	TOTAL	1,341,609
	Communications - Telecom Wireless—0.5%
200,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	208,184
85,000	American Tower Corp., 2.950%, 1/15/2051	80,336
100,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	109,904
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	148,318
40,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	46,710
125,000	T-Mobile USA, Inc., Sr. Sub. Note, 144A, 3.000%, 2/15/2041	121,104
125,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	138,087
75,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	83,009
100,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	129,638
	TOTAL	1,065,290
	Communications - Telecom Wirelines—0.7%
100,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	101,263
125,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	128,504
303,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	310,181
250,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	274,909
200,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	249,971
55,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	57,492
100,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	114,919
159,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	199,700
	TOTAL	1,436,939

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—0.5%
$ 150,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.350%, 2/22/2023	$155,918
150,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	175,815
75,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	74,579
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	126,172
125,000	Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	123,776
200,000	Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	199,459
250,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	248,980
	TOTAL	1,104,699
	Consumer Cyclical - Retailers—0.6%
95,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	94,666
125,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	136,519
200,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	214,585
70,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	81,703
15,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	16,266
200,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	235,905
24,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	27,399
200,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	209,701
40,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	43,195
200,000	Home Depot, Inc., Sr. Unsecd. Note, 3.300%, 4/15/2040	216,924
20,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	19,184
40,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	45,888
	TOTAL	1,341,935
	Consumer Cyclical - Services—0.2%
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	147,714
35,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	41,623
100,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	115,329
	TOTAL	304,666
	Consumer Non-Cyclical - Food/Beverage—0.9%
40,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	49,650
300,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	358,790
150,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	163,315
40,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	40,025
175,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	189,779
200,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	238,705
220,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	218,269
175,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	199,475
150,000	Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	145,980
70,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	70,541
150,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	178,704
	TOTAL	1,853,233
	Consumer Non-Cyclical - Health Care—0.3%
110,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	123,063
29,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	36,188
115,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	109,771
135,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	143,943
40,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	41,754
65,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	64,566
80,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	81,169
100,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	107,881

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	$10,913
	TOTAL	719,248
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
83,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	93,157
75,000	Astrazeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	76,222
65,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	65,864
200,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	213,134
120,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	119,445
125,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	119,382
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	49,683
91,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	84,186
125,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 3.550%, 9/2/2050	123,041
200,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	202,000
	TOTAL	1,146,114
	Consumer Non-Cyclical - Tobacco—0.3%
150,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	190,247
125,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	129,700
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	114,342
105,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	138,646
	TOTAL	572,935
	Energy - Independent—0.3%
130,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	147,048
145,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	181,461
150,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	168,600
125,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	121,645
	TOTAL	618,754
	Energy - Integrated—0.3%
115,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	111,879
35,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	37,863
175,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	170,302
105,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	108,839
200,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	214,776
	TOTAL	643,659
	Energy - Midstream—0.6%
40,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	45,858
35,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	36,775
115,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	125,240
40,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	46,231
15,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	16,182
160,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	183,693
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	211,999
75,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	102,951
75,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	90,855
115,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	136,228
165,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	197,951
	TOTAL	1,193,963
	Energy - Refining—0.2%
75,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	87,876
75,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	94,728

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Refining—continued
$ 180,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	$181,427
	TOTAL	364,031
	Financial Institution - Banking—2.8%
140,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	150,569
235,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	231,805
150,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	152,827
450,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	488,049
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.922%, 10/24/2031	96,274
100,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	108,710
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	206,552
180,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	191,232
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	185,163
275,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	302,474
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	276,597
40,000	FNB Corp., (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	40,605
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	482,511
475,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	523,457
120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	115,849
75,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	76,096
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	653,148
325,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	359,862
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	38,126
125,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	119,975
250,000	Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	251,124
75,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	80,127
135,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	139,390
450,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	493,002
	TOTAL	5,763,524
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
140,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	140,577
150,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	178,328
125,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	139,472
	TOTAL	458,377
	Financial Institution - Finance Companies—0.1%
200,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	240,214
	Financial Institution - Insurance - Life—0.5%
275,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	296,955
150,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	165,123
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	129,622
100,000	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	118,999
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	79,615
150,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	191,239
	TOTAL	981,553
	Financial Institution - Insurance - P&C—0.4%
30,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	32,740
100,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	94,754
90,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 3.600%, 8/19/2049	98,341
115,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	127,868
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	349,723

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 90,000	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	$86,275
	TOTAL	789,701
	Financial Institution - REIT - Apartment—0.4%
250,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	274,888
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	100,322
250,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	274,879
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	217,660
	TOTAL	867,749
	Financial Institution - REIT - Healthcare—0.3%
150,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	143,930
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	219,826
100,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	103,086
150,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	167,537
	TOTAL	634,379
	Financial Institution - REIT - Office—0.4%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	122,451
625,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	681,695
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	39,365
	TOTAL	843,511
	Financial Institution - REIT - Other—0.1%
50,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	49,410
120,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	133,072
100,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	108,533
	TOTAL	291,015
	Financial Institution - REIT - Retail—0.1%
250,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	280,310
	Technology—1.3%
150,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	144,229
118,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	131,376
95,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	105,317
31,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	30,955
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,993
75,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	77,700
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	59,994
175,000	Dell International LLC / EMC Corp., 5.850%, 7/15/2025	203,698
100,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	104,974
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	225,624
185,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	201,568
80,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	85,067
120,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	126,764
100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	114,853
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	228,946
200,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	216,921
200,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	200,646
100,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	103,578
100,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	113,672
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	33,509
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	39,838
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	34,246

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 85,000	Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	$84,493
	TOTAL	2,672,961
	Technology Services—0.1%
100,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	98,577
60,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	59,420
45,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	46,466
80,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	81,407
	TOTAL	285,870
	Transportation - Airlines—0.2%
40,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	42,593
100,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	117,021
130,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	146,830
	TOTAL	306,444
	Transportation - Railroads—0.2%
75,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	80,188
210,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	221,410
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	66,633
100,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	102,784
	TOTAL	471,015
	Transportation - Services—0.4%
65,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	66,310
100,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	112,051
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	79,488
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	79,635
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	205,705
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	207,788
	TOTAL	750,977
	Utility - Electric—1.4%
165,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	161,849
100,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	106,346
100,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	101,476
65,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	68,728
200,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	211,100
125,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	133,745
125,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	135,186
125,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	147,772
100,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	138,196
175,000	EverSource Energy, Sr. Unsecd. Note, Series N, 3.800%, 12/1/2023	186,603
100,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	126,540
100,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	117,341
93,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	99,838
190,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	228,163
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	55,076
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	201,279
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	77,314
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	319,780
125,000	Puget Energy, Inc., Sec. Fac. Bond, 144A, 2.379%, 6/15/2028	125,134
225,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	238,403
	TOTAL	2,979,869

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—0.4%
$ 225,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	$289,477
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	40,552
145,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	167,113
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	146,654
190,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	248,708
	TOTAL	892,504
	TOTAL CORPORATE BONDS (IDENTIFIED COST $35,707,943)	38,559,915
	U.S. TREASURIES—11.9%
	Treasury Inflation-Indexed Note—1.1%
640,117	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2026	692,716
760,213	U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2031	833,888
690,111	U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	775,874
11,520	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	14,974
	TOTAL	2,317,452
	U.S. Treasury Bond—1.8%
150,000	United States Treasury Bond, 1.375%, 11/15/2040	134,642
760,000	United States Treasury Bond, 1.625%, 11/15/2050	682,221
350,000	United States Treasury Bond, 2.375%, 5/15/2051	373,240
20,000	United States Treasury Bond, 2.750%, 11/15/2047	22,703
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,173
900,000	United States Treasury Bond, 3.000%, 2/15/2049	1,075,286
1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	1,337,531
	TOTAL	3,626,796
	U.S. Treasury Note—9.0%
1,350,000	United States Treasury Note, 0.125%, 11/30/2022	1,349,939
500,000	United States Treasury Note, 0.125%, 4/30/2023	499,351
1,900,000	United States Treasury Note, 0.125%, 6/30/2023	1,896,713
5,700,000	United States Treasury Note, 0.500%, 3/15/2023	5,726,340
330,000	United States Treasury Note, 0.625%, 7/31/2026	324,725
900,000	United States Treasury Note, 0.625%, 8/15/2030	837,588
400,000	United States Treasury Note, 0.875%, 11/15/2030	379,723
2,500,000	United States Treasury Note, 1.500%, 9/15/2022	2,533,400
400,000	United States Treasury Note, 1.625%, 5/15/2031	404,737
900,000	United States Treasury Note, 1.750%, 12/31/2024	933,801
2,400,000	United States Treasury Note, 1.750%, 11/15/2029	2,467,061
900,000	United States Treasury Note, 2.125%, 11/30/2024	943,876
50,000	United States Treasury Note, 2.250%, 11/15/2027	53,166
40,000	United States Treasury Note, 2.875%, 5/31/2025	43,148
300,000	United States Treasury Note, 2.875%, 5/15/2028	330,982
	TOTAL	18,724,550
	TOTAL U.S. TREASURIES (IDENTIFIED COST $24,210,179)	24,668,798
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
	Agency Commercial Mortgage-Backed Securities—0.3%
232,758	Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 3/25/2053	233,483
290,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048	312,215
	TOTAL	545,698
	Commercial Mortgage—0.3%
85,000	Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	93,491

Shares, Principal Amount or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 200,000		Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	$196,600
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	53,267
200,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	209,450
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	107,992
		TOTAL	660,800
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,168,399)	1,206,498
		FOREIGN GOVERNMENTS/AGENCIES—0.2%
		Sovereign—0.2%
200,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	210,780
200,000		Mexico, Government of, 3.750%, 1/11/2028	217,418
100,000		Poland, Government of, 4.000%, 1/22/2024	107,818
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $513,250)	536,016
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
4,555		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	5,155
2,766		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,168
7,921		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	9,053
8,855		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	10,164
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $24,080)	27,540
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
2,325	[3]	Federal National Mortgage Association ARM, 1.982%, 9/1/2037 (IDENTIFIED COST $2,342)	2,452
		PURCHASED PUT OPTION—0.4%
1,125		SPDR S&P 500 ETF Trust, Notional Amount $48,278,250, Exercise Price $430.00, Expiration Date 10/15/2021 (IDENTIFIED COST $410,685)	806,625
		INVESTMENT COMPANIES—21.2%
475,284		Bank Loan Core Fund	4,600,749
362,533		Emerging Markets Core Fund	3,636,209
1,088,958		Federated Hermes High Income Bond Fund II, Class P	6,914,885
1,059		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,761
2,586,182		Mortgage Core Fund	25,473,888
384,114		Project and Trade Finance Core Fund	3,403,254
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $41,319,376)	44,040,746
		REPURCHASE AGREEMENT—6.8%
$14,109,000		Interest in $1,790,000,000 joint repurchase agreement 0.06%, dated 9/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,790,002,735 on 10/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,825,802,790. (IDENTIFIED COST $14,109,000)	14,109,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $183,527,132)	207,633,771
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	194,847
		TOTAL NET ASSETS—100%	$207,828,618

At September 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
1S&P 500 E-Mini Long Futures	426	$91,542,075	December 2021	$(4,518,944)
Short Futures:
[1]United States Treasury Notes 10-Year Short Futures	265	$34,876,484	December 2021	$440,354
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(4,078,590)
The average notional value of long and short futures contracts held by the Fund throughout the period was $149,243,851 and $21,550,589, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At September 30, 2021, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
JP Morgan	SPDR S&P 500 ETF Trust	1,125	$48,278,250	October 2021	$420.00	$(473,063)
(Premium Received $291,314)						$(473,063)
The average market value of written put and call options held by the Fund throughout the period was $147,256 and $21,870, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $281,843 and $146,318, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Value of Written Options are included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended September 30, 2021, were as follows:
	Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2021	Shares Held as of 9/30/2021	Dividend Income
Affiliated Issuers no longer in the portfolio at period end	$440,720	$119,835	$(375,176)	$(188,150)	$2,771	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$440,720	$119,835	$(375,176)	$(188,150)	$2,771	$—	—	$—
Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended September 30, 2021, were as follows:
Affiliates	Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2021	Shares Held as of 9/30/2021	Dividend Income
Bank Loan Core Fund	$10,204,299	$3,279,849	$(9,000,000)	$300,472	$(183,871)	$4,600,749	475,284	$279,849
Emerging Markets Core Fund	$13,049,717	$402,051	$(9,500,000)	$(771,730)	$456,171	$3,636,209	362,533	$402,060
Federated Hermes High Income Bond Fund II, Class P	$22,114,880	$1,094,705	$(16,000,000)	$(677,314)	$382,614	$6,914,885	1,088,958	$1,094,704
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,925	$99	$—	$(263)	$—	$11,761	1,059	$97
Mortgage Core Fund	$74,360,167	$6,479,345	$(53,900,000)	$(2,998,331)	$1,532,707	$25,473,888	2,586,182	$979,346
Project and Trade Finance Core Fund	$10,223,086	$137,393	$(7,000,000)	$200,610	$(157,835)	$3,403,254	384,114	$137,394
TOTAL OF AFFILIATED TRANSACTIONS	$129,964,074	$11,393,442	$(95,400,000)	$(3,946,556)	$2,029,786	$44,040,746	4,898,130	$2,893,450

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$75,524,929	$—	$1,947,541	$77,472,470
International	6,203,711	—	—	6,203,711
Debt Securities:
Corporate Bonds	—	38,559,915	—	38,559,915
U.S. Treasuries	—	24,668,798	—	24,668,798
Commercial Mortgage-Backed Securities	—	1,206,498	—	1,206,498
Foreign Governments/Agencies	—	536,016	—	536,016
Mortgage-Backed Securities	—	27,540	—	27,540
Adjustable Rate Mortgage	—	2,452	—	2,452
Purchased Put Option	806,625	—	—	806,625
Repurchase Agreement	—	14,109,000	—	14,109,000
Investment Companies[1]	40,637,492	—	—	44,040,746
TOTAL SECURITIES	$123,172,757	$79,110,219	$1,947,541	$207,633,771
Other Financial Instruments:
Assets
Futures Contracts	$440,354	$—	$—	$440,354
Liabilities
Written Options Contracts	(473,063)	—	—	(473,063)
Futures Contracts	(4,518,944)	—	—	(4,518,944)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(4,551,653)	$—	$—	$(4,551,653)

[1]
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $3,403,254 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt